ACQUISITIONS AND DISPOSITIONS - DISPOSITIONS (Details) $ in Thousands				12 Months Ended
	Feb. 07, 2019 USD ($)	Jun. 01, 2018 USD ($) MW	Feb. 28, 2018 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of businesses, net				$ 0	$ 645	$ 4,663
Proceeds from sale of businesses, net of closing costs				$ 0	$ 205,745	$ 27,916
Clean Energy Ventures
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Wind farm total capacity (in MW) | MW		9.7
Disposal group consideration	$ 208,600	$ 18,500
Proceeds from sale of business		$ 951
Gain on sale of businesses, net	$ 645
Clean Energy Ventures | Natural Gas
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Derivative gain			$ 14,600
Issued And Outstanding Shares Of NRJ Retail Services
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of business			3,700
Proceeds from sale of businesses, net of closing costs			$ 9,500